Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Subsidiaries
Note 11 – Subsidiaries

A.	Investments

1.	I.C. Power

a.	Subsidiaries acquired in 2016

On December 29, 2015, IC Power Distribution Holdings Pte, Limited (hereinafter - “ICP Distribution”), a wholly owned subsidiary of I.C Power, entered into an agreement with Deorsa-Deocsa Holdings Ltd. to acquire 100% of the shares of Estrella Cooperatief BA, a holding company that indirectly owned two distribution companies in Guatemala (90.6% of Distribuidora de Electricidad de Occidente S.A.-DEOCSA and 92.68% of Distribuidora de Electricidad de Oriente S.A.-DEORSA) and 100% of two smaller related businesses (Redes Electricas de Centroamerica S.A.-RECSA and Comercializadora Guatemalteca Mayorista de Electricidad S.A.-GUATEMEL), collectively referred as “Energuate” for a purchase price equal to (i) the base purchase price, plus (ii) the deferred payment, and (iii) the final adjustment amount. On January 22, 2016, ICP Distribution closed the acquisition of Estrella Cooperatief BA for a total consideration of $266 million which included a base price of $242.5 million paid at the closing date and a deferred payment of $23.7 million paid on April 12, 2016. The consideration agreed was subject to working capital adjustments.

On April 28, 2017, Ernst & Young LLP (“the consultant”) issued the Accountant Ruling in connection with the disagreement between Actis and the Company on the final working capital adjustment purchase price-consideration. As a result of the consultant ruling, a $10.2 million adjustment was required to be made in favor of the Company. The Company has recorded such amount as other income in the consolidated statement of profit or loss.

On May 12 and May 17, 2017, Actis paid $272 thousand and authorized the release of $10 million from Escrow account, respectively.

As at December 31, 2017, these subsidiaries were disposed (See Note 29).

1.	Consideration transferred

The following table summarizes the acquisition-date fair value of each major class of consideration transferred:

In thousands of $
Cash consideration	242,536
Deferred payment	23,750
Total consideration transferred	266,286

In thousands of $
Total consideration transferred	266,286
Cash and cash equivalent acquired	(60,227)
Total	206,059

2.	Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

In thousands of $
Property, plant and equipment	392,495
Intangibles	195,148
Deferred income tax assets, net	20,289
Trade receivables, net	100,508
Cash and cash equivalent	60,227
Other assets	22,457
Credit from bank and others	(288,290)
Deferred income tax liabilities	(54,642)
Trade payables	(108,193)
Guarantee deposits from customers	(51,072)
Other liabilities	(39,418)
Total identifiable net assets acquired	249,509

3.	Measurement of fair value

The Company has measured the value of the acquired assets and liabilities at fair value on January 22, 2016, the date in which the Company gained control over Estrella Cooperatief BA. Additional information regarding the fair value measurement of the main items acquired is as follows:

▪	Fixed assets were valued considering the market value provided by an appraiser;
▪	Intangibles were measured based on the valuation of its Concessions;
▪	Deferred taxes were recorded based on the temporary differences between the carrying amount of the assets and liabilities and their tax basis; and,
▪	Non-controlling interests were measured as a proportion of the net assets identified on the acquisition date.

4.	Goodwill

Goodwill arising from the acquisition has been recognized as follows:

In thousands of $
Total consideration transferred	266,286
Non-controlling interest	20,325
Fair value of identifiable net assets	(249,509)
Goodwill*	37,102

(*)	This amount is not deductible for tax purposes and was determined in Quetzales.

Goodwill is explained by the strategic interest of the Company to expand its presence in distribution business. The goodwill is attributable mainly to the synergies expected to be achieved from integrating this business into the Group.

5.
Recognition of revenues and profit or loss

During the period from the acquisition date to December 31, 2016 the revenues and profit contributed by Estrella Cooperatief BA. to the consolidated results are $515 million and $29 million, respectively. If the acquisition had occurred on 1 January 2016, management estimates that contribution to consolidated revenue would have been $551 million, and to consolidated profit for the period would have been $30 million. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2016.

b.	Subsidiaries acquired in 2015

Advanced Integrated Energy Ltd. -

On June 8, 2015, IC Power executed an agreement with Hadera Paper Ltd., pursuant to which IC Power agreed to acquire from Hadera Paper 100% of the shares in Advanced Integrated Energy Ltd. (hereinafter “AIE”) and the Hadera Paper’s energy center. AIE holds a conditional license for the construction of a 120MW cogeneration power station in Israel. The total payment amounted to NIS 60 million (approximately $15.6 million) which involved two transactions:

i.
A business combination in the amount of NIS 36 million ($9.4 million) as follows: (i) On August 10, 2015, after fulfilling the conditions precedent contemplated in the aforementioned agreement, IC Power completed the acquisition of AIE and paid NIS 1.7 million (approximately $460 thousand) to Hadera Paper Ltd. for the acquisition of the shares. (ii) IC Power through AIE paid NIS 34 million (approximately $9 million) for the repayment of the loan between Hadera Paper Ltd. and its former shareholder.

The purchase price allocation was as follows: Property, plant and equipment: $9 million; Intangible: $464 thousand; deferred tax liabilities: $123 thousand; and goodwill: $119 thousand.

ii.	AIE acquired Hadera Paper’s energy center in the aggregate amount of NIS 24,000 (approximately $6 million). The Hadera Paper’s energy center generates electricity with a 18MW steam turbine.

During 2016, AIE issued to IC Power several capital notes of NIS 130 million (approximately $33.7 million), according to their terms, the notes bear no interest and are repayable subject to the AIE’s sole discretion no earlier than five years after the issuance. Additional investments by IC Power will be required to enable AIE to complete construction of the power plant, which is expected to commence operations in the first half of 2019.

2.	I.C. Green Energy Ltd (I.C. Green)
a.
As of December 31, 2017, I.C. Green held 90.85% of the shares of Primus Green Energy Inc. (“PGE”). In 2016, I.C. Green granted PGE additional $7.5 million as convertible bridge financing agreement. On December 10, 2016, all of the convertible loans including interest have been consolidated to a convertible bridge financing agreement in the amount of $26 million with interest of 7% annually. During 2017 I.C. Green granted PGE additional $7.4 million as convertible bridge financing agreement. All of the convertible loans including interest have been consolidated to a convertible bridge financing agreement in the amount of $35 million with interest of 7% annually.

B.	The following table summarizes the information relating to each of the Group’s subsidiaries in 2017, 2016 and 2015 that has material NCI:

	As at and for the year ended December 31
	2017	2016*				2015*
	OPC Energy Ltd.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.	Samay I.S.A	Nicaragua Energy Holding	Kallpa Generacion S.A.	Cerro del Aguila S.A.
	$ thousands
NCI percentage	24.18%	25.10%	35.42%	25.10%	25.10%	25.10%	35.42%	25.10%	25.10%
Current assets	204,461	75,485	41,630	108,246	53,843	47,766	43,390	92,120	23,841
Non-current assets	736,123	380,947	144,313	611,928	949,440	344,052	172,917	638,325	847,015
Current liabilities	(99,441)	(73,846)	(26,053)	(55,323)	(85,935)	(36,075)	(22,044)	(188,291)	(25,909)
Non-current liabilities	(667,996)	(311,030)	(100,834)	(511,277)	(618,219)	(289,560)	(121,142)	(356,900)	(556,277)
Net assets	173,147	71,556	59,056	153,574	299,129	66,183	73,121	185,254	288,670
Carrying amount of NCI	41,863	17,961	20,918	38,547	75,081	16,612	25,899	46,499	72,456

Revenues	365,395	40,000	90,017	438,475	49,646	—	111,428	447,679	—
Profit/(loss)	5,896	548	7,511	35,820	9	(4,049)	14,469	44,088	(8,579)
Other comprehensive income/(loss)	8,514	4,825	—	—	10,449	(6,057)	—	(53)	(1,079)
Profit attributable to NCI	1,425	138	2,660	8,991	2	(1,016)	5,125	11,066	(2,153)
OCI attributable to NCI	2,058	1,211	—	—	2,623	(1,520)	—	(13)	(271)
Cash flows from operating activities	110,290	(1,276)	17,737	114,838	25,629	—	42,480	120,438	—
Cash flows from investing activities	(154,194)	(60,468)	(931)	(16,082)	(69,372)	(236,207)	(5,088)	(13,589)	(180,771)
Cash flows from financing activities excluding dividends paid to non-controlling interests	165,107	—	(4,004)	(16,943)	—	138,000	(26,139)	(91,084)	95,000
Dividends paid to non-controlling interests	(4,159)	47,088	(26,440)	(88,911)	62,823	—	(4,401)	(7,530)	—
Effect of changes in the exchange rate on cash and cash equivalents	7,126	373	(348)	198	369	(3,266)	(489)	(5,334)	(2,929)
Net increase/(decrease) in cash equivalents	124,170	(14,283)	(13,986)	(6,900)	19,449	(101,473)	6,363	2,901	(88,700)

* These entities are discontinued operations in 2017.

C.	Restrictions

I.C. Power

As at December 31, 2017, IC Power´s subsidiaries have no restrictions to transfer cash or other assets to the parent company as long as each subsidiary is in compliance with the covenants derived from the borrowing agreements described in Note 16.

OPC had originally restrictions to transfer cash or paid dividends up to the third anniversary of Construction Completion. On October 13, 2015, OPC and its seniors lenders amended this restriction to pay dividends, which ended on June 30, 2015. Therefore, on October 19, 2015, OPC paid NIS 295 million (equivalent to $77 million). Out of this total, NIS 222 million (equivalent to $58 million) was paid as repayment of capital notes and NIS 72.5 million (equivalent to $19 million) as intercompany loan.